Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 2,798,844	$ 1,647,391
Employee Benefits and Share Based Compensation [Member]
Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense [Line Items]
Stock-based compensation expense	2,798,844	1,647,391
Selling, General and Administrative Expenses [Member]
Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense [Line Items]
Stock-based compensation expense
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense [Line Items]
Stock-based compensation expense		2,666
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 2,798,844	$ 1,644,725